-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09000
                                  ----------------------------------------------

                                 Oak Value Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3100 Tower Boulevard, Suite 700      Durham, North Carolina         27707
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                               Larry D. Coats, Jr.

Oak Value Capital Management, Inc. 3100 Tower Blvd., Suite 700 Durham, NC 27707
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (919) 419-1900
                                                     ---------------------------

Date of fiscal year end:        June 30, 2006
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.








                                  ANNUAL REPORT

                                  JUNE 30, 2006





                                [GRAPHIC OMITTED]

                                 OAK VALUE FUND
                                 --------------












                              WWW.OAKVALUEFUND.COM

LETTER TO SHAREHOLDERS                                              August, 2006
================================================================================

Dear Fellow Shareholders,

The operating results and related information for the Oak Value Fund's (the "Fund") fiscal year ended June 30, 2006 are presented in the pages that follow. During the period, the Fund's performance lagged that of the benchmark S&P 500 Index and posted a net negative return (see page 8 for performance table). This outcome - on a relative and absolute basis - is attributable to a combination of factors ranging from adverse results for select securities to the Fund's ongoing lack of exposure to energy-related businesses. Additional discussion of these and other factors is provided in the MANAGEMENT DISCUSSION AND ANALYSIS section of this report. From a timing standpoint, these results were most severely impacted by the early quarters of the period. Though the Fund's performance improved notably during the fourth fiscal quarter of the year, the extent of this improvement was insufficient to compensate for the drag created in earlier periods (see Table A on page 4).

In investments, it is important to remember that activity is not necessarily related to nor a predictor of results. We have now been at this task for nearly twenty years and have, from a market perspective, experienced many "seasons" while remaining steadfast from a philosophical standpoint. Periods of opportunity are seldom aligned with periods of great results. Furthermore, the basic characteristics of the Fund portfolio are seldom aligned with broader "benchmarks." Such periods of misalignment have often provided opportunity for investors. In our opinion, this is one of those periods.

We remain committed to the disciplined pursuit of a proven investment philosophy. Our execution has not been and will not be perfect. Even in the midst of this current "season" in which we have found little favor in terms of portfolio performance, we are confident that our execution has continued to improve. We have allocated significant effort to the historical analysis of our actions in the belief that all of these experiences can and should be instructive. Where appropriate, we have continued to fine tune the analytical process to support our goal of ever improving decision-making. We believe the net effect of this effort will be more successes and fewer misteps. The late year recovery in portfolio performance is encouraging in this regard as the quality and value of portfolio businesses, in our view, was demonstrated.

As we previously reported to you in May of this year, Matthew F. Sauer has left Oak Value Capital Management, Inc. to pursue other professional opportunities. We wish him well in his future endeavors. We have communicated on various occasions over the last couple of years that we were working diligently to position our investment team for the most productive and effective long term results. This transition took significant time and investment on our part and has now largely been completed. Our team is more focused, more experienced and more engaged than at any point in the firm's history.

In closing, we thank you, our fellow shareholders for your interest in the Oak Value Fund and the confidence you have placed in us and our organization. We welcome your questions/comments and encourage you to visit the Fund's website at www.oakvaluefund.com for various periodic commentaries that we make available. Our primary responsibility is that of making good investment decisions on behalf of Fund shareholders. To that task, we remain fully committed.

Oak Value Fund Co-Managers,

/s/ David R. Carr, Jr.               /s/ Larry D. Coats, Jr.

David R. Carr, Jr.                   Larry D. Coats, Jr.


Note: Please see the Important Information section of this report for disclosure that applies to both this letter and the Management Discussion and Analysis that follows.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

The Fund's absolute and relative results for the fiscal year ended June 30, 2006 can be most notably attributed to the following factors:

o Negative returns from two specific holdings - Cendant and Zale Corp. Both of these holdings were multi-year positions of the Fund and had been noted at various time-periods among significant contributors to the Fund's performance throughout the years. Operating challenges and management issues experienced at these companies led to the decision to sell the positions during the period. Though these holdings negatively impacted returns during the period, the sales contributed to the realized capital gain generated by the Fund's operations. As the two most significant individual detractors from performance, they cost the Fund almost 3% of absolute returns during the period.

o Continued over-weighting and underperformance (relative to the S&P 500 Index) in media-related businesses. The single most significant contributor to this underperformance during the period was E. W. Scripps, one of the Fund's longest and largest holdings. Other media related businesses which contributed to the underperformance were Entercom Communications, Comcast and Viacom/CBS. Time Warner contributed positively to performance during the period. In aggregate, the Fund's exposure to media-related businesses (and the underperformance thereof) was the most significant detractor from performance during the fiscal year.

o Lack of exposure to energy-related businesses. Energy and commodity-related sectors led the returns of the overall market during the fiscal year as energy stocks advanced nearly one quarter, in aggregate. The Fund's lack of exposure to such businesses is one of the primary contributors to lagging results in recent years.

o Selective positions in healthcare (IMS Health) and information technology (Oracle) contributed positively to Fund results during the period as these two S&P sectors were among the worst performers for the overall market.

The two most significant positive contributors to the Fund's performance during the period were United Technologies and Berkshire Hathaway. We find this combination interesting as United Technologies is one of the Fund's more recent additions, having been added during the prior fiscal year, and Berkshire Hathaway is one of the Fund's longest held positions. The balance of the most significant individual contributors and detractors from performance during the period are provided in Table B below.

Portfolio activity for the year is summarized in Table C below. Seven new holdings were initiated during the period representing a diverse collection of businesses across multiple industries and market sectors. Our analysis of these businesses suggests that they qualify decidedly, as "GOOD BUSINESSES WITH GOOD

MANAGEMENT PURCHASED AT ATTRACTIVE PRICES." In terms of sale activity, we eliminated seven holdings during the period. The reasons for their sale varied on a case by case basis.

The Fund's portfolio composition is well within the range of its historical experience, ending the year with the top ten holdings representing more than 50 percent of the portfolio and the total number of holdings at 21 companies. Additionally, the Fund portfolio is predominately populated with mid-to-large-cap businesses. On average, the portfolio consists of a collection of businesses which we estimate to produce returns on equity and operating margins in excess of 20 percent while maintaining relatively un-leveraged balance sheets. Our assessment of their future prospects suggests that these businesses' revenues and earnings should grow at above average rates over a three-to-five year time horizon. Though the Fund portfolio consists primarily of US based companies, a significant portion of them have substantial international operations and should be viewed, in our opinion, as global businesses. Much of the growth in the world's economy will continue to take place outside the United States. This attraction to businesses that operate on a more global platform is longstanding and we believe has served Fund shareholders well.

-------------------------------------------------------------------------------------------
TABLE A
-------------------------------------------------------------------------------------------
                          QUARTERLY PERFORMANCE - FISCAL YEAR 2006
-------------------------------------------------------------------------------------------
                 2ND QUARTER 2006   1ST QUARTER 2006   4TH QUARTER 2005   3RD QUARTER 2005
-------------------------------------------------------------------------------------------
Oak Value Fund         0.49%             -0.53%             -0.75%             -0.88%
-------------------------------------------------------------------------------------------
S&P 500               -1.44%              4.21%              2.09%              3.60%
-------------------------------------------------------------------------------------------
THE PERFORMANCE  INFORMATION  QUOTED ABOVE  REPRESENTS PAST PERFORMANCE AND PAST
PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT  RETURN AND PRINCIPAL
VALUE  OF AN  INVESTMENT  WILL  FLUCTUATE  SO THAT AN  INVESTOR'S  SHARES,  WHEN
REDEEMED,  MAY  BE  WORTH  MORE  OR  LESS  THAN  THEIR  ORIGINAL  COST.  CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE
DATA,  CURRENT TO THE MOST RECENT  MONTH END, MAY BE FOUND AT THE OAK VALUE FUND
WEBSITE WWW.OAKVALUEFUND.COM.  AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT
OBJECTIVES,  RISKS,  AND CHARGES AND EXPENSES  CAREFULLY BEFORE  INVESTING.  THE
FUND'S PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION.

The Fund imposes a 2% redemption fee on shares  redeemed within 90 days of their purchase  date. See the Fund's  current  prospectus for more  information on the
Fund's  redemption fee. Please keep in mind the  performance  information  above does not reflect the imposition of a 2% redemption fee. You may obtain a copy of the Fund's  prospectus  at  www.oakvaluefund.com  or by calling  1-800-622-2474.
Please  read  the  prospectus   carefully  before  you  invest  or  send  money.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
TABLE B
------------------------------------------------------------------------------------------------
                         LARGEST NET CONTRIBUTORS TO INVESTMENT RESULTS
                                     YEAR ENDED JUNE 30, 2006
------------------------------------------------------------------------------------------------
                                   6/30/06 % OF                                    6/30/06 % OF
POSITIVE  CONTRIBUTORS              NET ASSETS      NEGATIVE CONTRIBUTORS           NET ASSETS
------------------------------------------------------------------------------------------------
AFLAC, Inc.                           5.61%        Cendant Corp.                       Sold
------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc.1            10.41%        Constellation Brands, Inc.         6.55%
------------------------------------------------------------------------------------------------
Diageo PLC - ADR                      5.76%        E. W. Scripps Co. (The)            6.72%
------------------------------------------------------------------------------------------------
IMS Health, Inc.                      5.42%        Entercom Communications Corp.      1.93%
------------------------------------------------------------------------------------------------
United Technologies Corp.             5.81%        Zale Corp.                          Sold
------------------------------------------------------------------------------------------------
1 Class A and B Shares combined.
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
TABLE C
----------------------------------------------------------------------------------------------------------
                      PURCHASE AND SALE ACTIVITY - TWELVE MONTHS ENDED JUNE 30, 2006
----------------------------------------------------------------------------------------------------------
          POSITION                       PRIMARY BUSINESS                               S&P SECTOR
----------------------------------------------------------------------------------------------------------
PURCHASED
----------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.   Diversified Chemicals                             Basic Materials
----------------------------------------------------------------------------------------------------------
Estee Lauder Cos. (The)         Skin Care/Cosmetics                               Consumer Staples
----------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.           Motorcycles                                       Consumer Discretionary
----------------------------------------------------------------------------------------------------------
Johnson & Johnson               Healthcare Products                               Health Care
----------------------------------------------------------------------------------------------------------
Masco Corp.                     Home Improvement & Building Products              Industrials
----------------------------------------------------------------------------------------------------------
Oracle Corp.                    Application Software                              Information Technology
----------------------------------------------------------------------------------------------------------
Praxair, Inc.                   Industrial Use Atmospheric and Process Gases      Basic Materials
----------------------------------------------------------------------------------------------------------

SOLD
----------------------------------------------------------------------------------------------------------
Ambac Financial Group, Inc.     Financial Guarantee Insurance                     Financials
----------------------------------------------------------------------------------------------------------
Boston Scientific Corp.         Medical Devices                                   Health Care
----------------------------------------------------------------------------------------------------------
CBS Corp.                       Media Broadcasting                                Consumer Discretionary
----------------------------------------------------------------------------------------------------------
Cendant Corp.                   Travel, Hospitality, & Mortgage Finance           Industrials
----------------------------------------------------------------------------------------------------------
Fidelity National
Information Services, Inc.      Financial Transaction Processing Services         Information Technology
----------------------------------------------------------------------------------------------------------
Comcast Corp.                   Entertainment & Information Services              Consumer Discretionary
----------------------------------------------------------------------------------------------------------
Zale Corp.                      Fine Jewelry Retailing                            Consumer Discretionary
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TABLE D
----------------------------------------------------------------------------------------------------------
                                   TOP TEN HOLDINGS AS OF JUNE 30, 2006
----------------------------------------------------------------------------------------------------------
          COMPANY                        PRIMARY BUSINESS                               S&P SECTOR
----------------------------------------------------------------------------------------------------------
AFLAC, Inc.                     Supplemental Heath & Life Insurance               Financials
----------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc.        Insurance, Reinsurance & Capital Allocation       Financials
----------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC - ADR     Int'l Confectionery & Beverages
                                Manufacturer / Licensor                           Consumer Staples
----------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.      Wine, Beer & Spirits Production / Distribution    Consumer Staples
----------------------------------------------------------------------------------------------------------
Diageo PLC - ADR                Global Premium Alcohol Business                   Consumer Staples
----------------------------------------------------------------------------------------------------------
E.W. Scripps Co. (The)          Entertainment & Information / Media               Consumer Discretionary
----------------------------------------------------------------------------------------------------------
IMS Health, Inc.                Information Solutions to Pharmaceutical/
                                Healthcare Industry                               Health Care
----------------------------------------------------------------------------------------------------------
Praxair, Inc.                   Industrial Use Atmospheric and Process Gases      Basic Materials
----------------------------------------------------------------------------------------------------------
Time Warner, Inc.               Entertainment & Information / Media               Consumer Discretionary
----------------------------------------------------------------------------------------------------------
United Technologies Corp.       Diversified Manufacturing and Service             Industrials
----------------------------------------------------------------------------------------------------------

IMPORTANT INFORMATION

This Management Discussion and Analysis seeks to describe some of the Oak Value Fund ("the Fund") managers' current views of the market that shareholders may find relevant and to provide a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its latest fiscal year.

Any listing or discussion of specific securities is intended to help shareholders understand the Fund's investment strategies and/or factors that influenced the Fund's investment performance, and should not be regarded as a recommendation of any security. We believe we have a reasonable basis for any opinions expressed, though actual results may differ, sometimes significantly so, from those we expect and express. Statements referring to future actions or events, such as the future financial performance or ongoing business strategies of the companies in which the Fund invests, are based on the current expectations and projections about future events provided by various sources, including company management. These statements are not guarantees of future performance, and actual events and results may differ materially from those discussed herein.

Any opinions and views expressed related to the prospects of any individual portfolio holdings or grouping thereof or of the Fund itself are "forward looking statements" which may or may not prove to be accurate over the long term when viewed from the perspective of hindsight. Forward looking statements can be identified by words, phrases, and expressions such as "believe," "expect," "anticipate," "in our view," "in our opinion," or similar terminology when discussing prospects for particular Fund portfolio companies or groupings of companies, and/or of the Fund itself. We cannot assure future results or performance. You should not place undue reliance on forward looking statements, which are effective only as of the date of this report. We recognize no obligation to update or alter such forward looking statements, whether as a result of changes in our opinion or analysis, subsequent information, future events, or other circumstances.

Any displays detailing a summary of holdings (e.g., top holdings, purchases and sales, largest net contributors, etc.) are based on the Fund's holdings on June 30, 2006 or held during the fiscal year ended June 30, 2006. References to securities purchased or held are only as of the date of this communication to shareholders. Although the Fund's investment adviser focuses on long-term investments, holdings are subject to change.

This Letter to Shareholders and Management Discussion and Analysis may include statistical and other factual information obtained from third-party sources. We believe those sources to be accurate and reliable; however, we are not responsible for errors by them on which we reasonably rely. In addition, our comments are influenced by our analysis of information from a wide variety of sources and may contain syntheses, synopses, or excerpts of ideas from written or oral viewpoints provided to us by investment, industry, press and other public sources about various economic, political, central bank, and other suspected influences on investment markets.

Although our comments focus on the most recent fiscal year, we use this perspective only because it reflects industry convention and regulatory expectations and requirements. The Fund and its investment adviser do not subscribe to the notion that twelve-month periods or other short-term periods are either appropriate for making judgments or useful in setting long-term expectations for returns from our, or any other, investment strategy. The Fund and its investment adviser do not subscribe to any particular viewpoint about causes and effects of events in the broad capital markets, other than that they are not predictable in advance. Specifically, nothing contained in the Letter to Shareholders or Management Discussion and Analysis should be construed as a forecast of overall market movements, either in the short or long term.

Any headings, titles, section dividers, quotations, or other devices used herein are provided for the convenience of the reader and purposes of style. They are not required elements of the presentation and may or may not be applied identically in similar publications over time. Any references and/or hyperlinks to other source material or web sites contained in this material are provided for your convenience and information. We do not assume any responsibility or liability for any information accessed via links to or referenced in third party locations or web sites. The existence of these links and references is not an endorsement, approval or verification by us of any content available on any third party site. In providing access to other web sites, we are not recommending the purchase or sale of the stock issued by any company, nor are we endorsing products or services made available by the sponsor of any third party web site.

We do not attempt to address specifically how individual shareholders have fared, since shareholders also receive account statements showing their holdings and transactions. Information concerning the performance of the Fund and our recommendations over the last year are available upon request. You should not assume that future recommendations will be as profitable as past recommendations.

PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. ANY PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. PERFORMANCE DATA IS UPDATED MONTHLY AND IS AVAILABLE ON THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, STRATEGIES, RISKS, CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION ABOUT THE FUND. FOR A PROSPECTUS, PLEASE CALL 1
(800) 622-2474 OR VISIT THE FUND'S WEBSITE AT WWW.OAKVALUEFUND.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

OAK VALUE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

OAK VALUE FUND
PERFORMANCE INFORMATION (UNAUDITED)
================================================================================


            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE OAK VALUE FUND AND THE S&P 500 INDEX



                                [GRAPHIC OMITTED]


           OAK VALUE FUND                        S&P 500 INDEX
           --------------                        --------------

         DATE         BALANCE                  DATE         BALANCE
         ----         -------                  ----         -------
       06/30/96     $  10,000                06/30/96     $  10,000
       12/31/96        11,610                12/31/96        11,168
       06/30/97        13,960                06/30/97        13,470
       12/31/97        15,988                12/31/97        14,895
       06/30/98        18,784                06/30/98        17,533
       12/31/98        19,013                12/31/98        19,151
       06/30/99        20,061                06/30/99        21,522
       12/31/99        18,419                12/31/99        23,181
       06/30/00        18,475                06/30/00        23,083
       12/31/00        21,766                12/31/00        21,070
       06/30/01        22,784                06/30/01        19,659
       12/31/01        21,664                12/31/01        18,566
       06/30/02        18,954                06/30/02        16,123
       12/31/02        16,391                12/31/02        14,463
       06/30/03        19,456                06/30/03        16,164
       12/31/03        21,654                12/31/03        18,611
       06/30/04        22,072                06/30/04        19,252
       12/31/04        23,381                12/31/04        20,637
       06/30/05        23,441                06/30/05        20,470
       12/31/05        23,061                12/31/05        21,650
       06/30/06        23,051                06/30/06        22,236


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
                                TOTAL RETURNS(A)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        YEAR-TO-DATE      SINCE
              CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR CALENDAR     2006        INCEPTION*
                1996     1997     1998     1999     2000     2001     2002     2003     2004     2005 (AS OF 6/30/06)(AS OF 6/30/06)
------------------------------------------------------------------------------------------------------------------------------------
Oak Value Fund 28.99%   37.70%   18.93%   -3.12%   18.17%   -0.47%  -24.34%   32.11%    7.97%   -1.37%    -0.04%(B)      296.60%(B)
S&P 500 Index  22.96%   33.36%   28.58%   21.04%   -9.12%  -11.90%  -22.10%   28.68%   10.88%    4.91%     2.71%(B)      274.34%(B)
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL RETURNS(A)
-------------------------------------------------------------------------------------------
                                           FOR THE PERIODS ENDED JUNE 30, 2006
-------------------------------------------------------------------------------------------
                                                                                  SINCE
                              ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS   INCEPTION*
-------------------------------------------------------------------------------------------
Oak Value Fund..............   -1.66%       5.82%         0.23%       8.71%       10.79%
S&P 500 Index...............    8.63%      11.22%         2.49%       8.32%       10.31%
-------------------------------------------------------------------------------------------

*    Inception date of the Oak Value Fund was January 18, 1993.
(A) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(B)  Not annualized.

OAK VALUE FUND
PORTFOLIO INFORMATION
JUNE 30, 2006 (UNAUDITED)
================================================================================


DISTRIBUTION BY BUSINESS CATEGORY


                                                 Basic Materials - 7.9%
                                                 Consumer Related - 29.9%
                                                 Diversified - 19.9%
       [GRAPHIC OMITTED]                         Finance Related - 9.0%
                                                 Healthcare - 2.2%
                                                 Insurance - 5.6%
                                                 Media - 16.0%
                                                 Technology - 8.8%
                                                 Cash Equivalents - 0.7%



TEN LARGEST HOLDINGS

                                                    % OF
        COMPANY                                  NET ASSETS
        -------------------------------------------------------
        Berkshire Hathaway, Inc.1                  10.41%
        Cadbury Schweppes PLC - ADR                 7.22%
        E.W. Scripps Co. (The) - Class A            6.72%
        Constellation Brands, Inc. - Class A        6.55%
        United Technologies Corp.                   5.81%
        Diageo PLC - ADR                            5.76%
        AFLAC, Inc.                                 5.61%
        IMS Health, Inc.                            5.42%
        Praxair, Inc.                               5.29%
        Time Warner, Inc.                           5.23%


1 Class A and Class B shares combined.

OAK VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006
================================================================================
ASSETS
Investments in securities:
  At cost .....................................................   $151,302,248
                                                                  ============
  At market value (Note 1) ....................................   $203,116,039
Receivable for capital shares sold ............................         47,497
Dividends receivable ..........................................        102,948
Other assets ..................................................         80,085
                                                                  ------------
  TOTAL ASSETS ................................................    203,346,569
                                                                  ------------

LIABILITIES
Dividends payable .............................................         50,067
Capital gains payable .........................................      1,142,018
Payable for capital shares redeemed ...........................        922,418
Accrued investment advisory fees (Note 3) .....................        152,056
Payable to affiliate (Note 3) .................................         26,700
Other accrued expenses and liabilities ........................         29,679
                                                                  ------------
  TOTAL LIABILITIES ...........................................      2,322,938
                                                                  ------------

NET ASSETS ....................................................   $201,023,631
                                                                  ============

Net assets consist of:
Paid-in capital ...............................................   $149,209,373
Undistributed net investment income ...........................            446
Undistributed net realized gains from security
  transactions ................................................             21
Net unrealized appreciation on investments ....................     51,813,791
                                                                  ------------
Net assets ....................................................   $201,023,631
                                                                  ============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par value) .......      7,179,588
                                                                  ============

Net asset value, offering price and redemption price
  per share(A).................................................   $      28.00
                                                                  ============


(A) Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 1).

See accompanying notes to financial statements.

OAK VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006
================================================================================
INVESTMENT INCOME
Dividends .....................................................   $  3,571,137
                                                                  ------------

EXPENSES
Investment advisory fees (Note 3) .............................      2,101,022
Transfer agent and shareholder services fees (Note 3) .........        236,621
Administration fees (Note 3) ..................................        179,187
Trustees' fees and expenses ...................................        133,312
Postage and supplies ..........................................         73,473
Insurance expense .............................................         54,250
Professional fees .............................................         54,245
Fund accounting fees (Note 3) .................................         47,297
Registration fees .............................................         36,479
Compliance service fees (Note 3) ..............................         31,347
Custodian fees ................................................         23,537
Other expenses ................................................         33,879
                                                                  ------------
  TOTAL EXPENSES ..............................................      3,004,649
                                                                  ------------

NET INVESTMENT INCOME .........................................        566,488
                                                                  ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions .................     15,683,448
Net change in unrealized appreciation/depreciation on
  investments .................................................    (20,219,133)
                                                                  ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS .............     (4,535,685)
                                                                  ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ....................   $ (3,969,197)
                                                                  ============


See accompanying notes to financial statements.


OAK VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================
                                                           YEAR              YEAR
                                                          ENDED             ENDED
                                                         JUNE 30,          JUNE 30,
                                                           2006              2005
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $      566,488    $     (973,073)
  Net realized gains from security transactions ..       15,683,448        14,409,303
  Net change in unrealized appreciation/
    depreciation on investments ..................      (20,219,133)        1,545,330
                                                     --------------    --------------
Net increase (decrease) in net assets from
  operations .....................................       (3,969,197)       14,981,560
                                                     --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .....................         (566,042)             --
  From net realized gains from security
    transactions .................................      (15,290,172)             --
                                                     --------------    --------------
Net decrease in net assets from distributions
  to shareholders ................................      (15,856,214)             --
                                                     --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       37,744,165        45,708,435
  Reinvestment of distributions to shareholders ..       14,515,519              --
  Proceeds from redemption fees collected (Note 1)           11,580            38,230
  Payments for shares redeemed ...................      (80,204,484)      (71,433,511)
                                                     --------------    --------------
Net decrease in net assets from capital
  share transactions .............................      (27,933,220)      (25,686,846)
                                                     --------------    --------------

NET DECREASE IN NET ASSETS .......................      (47,758,631)      (10,705,286)

NET ASSETS
  Beginning of year ..............................      248,782,262       259,487,548
                                                     --------------    --------------
  End of year ....................................   $  201,023,631    $  248,782,262
                                                     ==============    ==============

UNDISTRIBUTED NET INVESTMENT INCOME ..............   $          446    $         --
                                                     ==============    ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold ....................................        1,242,359         1,535,973
  Shares reinvested ..............................          514,088              --
  Shares redeemed ................................       (2,647,888)       (2,405,843)
                                                     --------------    --------------
  Net decrease in shares outstanding .............         (891,441)         (869,870)
  Shares outstanding, beginning of year ..........        8,071,029         8,940,899
                                                     --------------    --------------
  Shares outstanding, end of year ................        7,179,588         8,071,029
                                                     ==============    ==============

See accompanying notes to financial statements.


OAK VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                           YEAR            YEAR            YEAR            YEAR           YEAR
                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                         JUNE 30,        JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,
                                           2006            2005            2004            2003           2002
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year   $    30.82      $    29.02      $    25.58      $    24.92     $    30.74
                                       ----------      ----------      ----------      ----------     ----------

Income (loss) from investment
operations:
  Net investment income (loss) .....         0.08           (0.12)          (0.15)          (0.07)         (0.10)
  Net realized and unrealized gains
    (losses) on investments ........        (0.60)           1.92            3.59            0.73          (5.05)
                                       ----------      ----------      ----------      ----------     ----------
Total from investment operations ...        (0.52)           1.80            3.44            0.66          (5.15)
                                       ----------      ----------      ----------      ----------     ----------

Less distributions:
  From net investment income .......        (0.08)           --              --              --             --
  From net realized gains from
    security transactions ..........        (2.22)           --              --              --            (0.67)
                                       ----------      ----------      ----------      ----------     ----------
Total distributions ................        (2.30)           --              --              --            (0.67)
                                       ----------      ----------      ----------      ----------     ----------

Proceeds from redemption
  fees collected (Note 1) ..........         0.00(A)         0.00(A)         0.00(A)         --             --
                                       ----------      ----------      ----------      ----------     ----------

Net asset value at end of year .....   $    28.00      $    30.82      $    29.02      $    25.58     $    24.92
                                       ==========      ==========      ==========      ==========     ==========

Total return(B) ....................       (1.66%)          6.20%          13.45%           2.65%        (16.81%)
                                       ==========      ==========      ==========      ==========     ==========


Net assets at end of period (000's)    $  201,024      $  248,782      $  259,488      $  272,582     $  279,736
                                       ==========      ==========      ==========      ==========     ==========

Ratio of expenses to
  average net assets ...............        1.29%           1.25%           1.25%           1.36%          1.23%(C)

Ratio of net investment income
  (loss) to average net assets .....        0.24%          (0.39%)         (0.52%)         (0.33%)        (0.36%)

Portfolio turnover rate ............          29%             29%             24%             28%            63%

(A)  Amount rounds to less than $0.01 per share.

(B) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) Absent the use of earnings credits on cash balances, the ratio of expenses to average net assets would have been 1.24% for the year ended June 30, 2002.

See accompanying notes to financial statements.

OAK VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006
================================================================================
  SHARES      COMMON STOCKS -- 99.3%                                 VALUE
--------------------------------------------------------------------------------
              BASIC MATERIALS -- 7.9%
    124,325   E.I. du Pont de Nemours and Co. .................  $   5,171,920
    196,775   Praxair, Inc. ...................................     10,625,850
                                                                 -------------
                                                                    15,797,770
                                                                 -------------
              CONSUMER RELATED -- 29.9%
    373,850   Cadbury Schweppes PLC - ADR .....................     14,512,857
    526,500   Constellation Brands, Inc. - Class A(a) .........     13,162,500
    171,350   Diageo PLC - ADR ................................     11,574,693
    108,750   Estee Lauder Cos. (The) - Class A ...............      4,205,362
    158,475   Harley-Davidson, Inc. ...........................      8,698,693
    266,250   Masco Corp. .....................................      7,891,650
                                                                 -------------
                                                                    60,045,755
                                                                 -------------
              DIVERSIFIED -- 19.9%
        115   Berkshire Hathaway, Inc. - Class A(a) ...........     10,540,785
      3,413   Berkshire Hathaway, Inc. - Class B(a) ...........     10,385,759
    267,050   Tyco International Ltd. .........................      7,343,875
    184,100   United Technologies Corp. .......................     11,675,622
                                                                 -------------
                                                                    39,946,041
                                                                 -------------
              FINANCE RELATED -- 9.0%
    260,450   Equifax, Inc. ...................................      8,943,853
    284,175   Willis Group Holdings Ltd. ......................      9,122,017
                                                                 -------------
                                                                    18,065,870
                                                                 -------------
              HEALTHCARE -- 2.2%
     74,100   Johnson & Johnson ...............................      4,440,072
                                                                 -------------
              INSURANCE -- 5.6%
    243,125   AFLAC, Inc. .....................................     11,268,844
                                                                 -------------
              MEDIA -- 16.0%
    148,150   Entercom Communications Corp. ...................      3,875,604
    313,020   E.W. Scripps Co. (The) - Class A ................     13,503,683
    607,400   Time Warner, Inc. ...............................     10,508,020
    122,487   Viacom, Inc. - Class B(a) .......................      4,389,934
                                                                 -------------
                                                                    32,277,241
                                                                 -------------
              TECHNOLOGY -- 8.8%
    405,625   IMS Health, Inc. ................................     10,891,031
    474,425   Oracle Corp.(a) .................................      6,874,418
                                                                 -------------
                                                                    17,765,449
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $147,793,251) .........  $ 199,607,042
                                                                 -------------

OAK VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES      CASH EQUIVALENTS -- 1.7%                               VALUE
--------------------------------------------------------------------------------
  3,508,997   First American Government Obligations Fund -
              Class Y (Cost $3,508,997) .......................  $   3,508,997
                                                                 -------------

              TOTAL INVESTMENTS AT VALUE -- 101.0%
              (Cost $151,302,248) .............................  $ 203,116,039

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)%       (2,092,408)
                                                                 -------------

              NET ASSETS -- 100.0% ............................  $ 201,023,631
                                                                 =============


(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Oak Value Fund (the "Fund") is a diversified series of shares of Oak Value Trust (the "Trust"). The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), was organized as a Massachusetts business trust on March 3, 1995. The Fund began operations on January 18, 1993 as a series of the Albemarle Investment Trust.

The Fund's investment objective is to seek capital appreciation primarily through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks traded in domestic and foreign markets.

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of business of the regular session of the principal exchange where the security is traded. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. In the event that market quotations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, discount from market of a similar freely traded security, or a combination of these or other methods. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

SHARE VALUATION -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2.00% if redeemed within 90 days of the date of purchase. For the years ended June 30, 2006 and 2005, proceeds from redemption fees totaled $11,580 and $38,230, respectively.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements from financial institutions such as banks and broker-dealers that the Trust's investment adviser deems creditworthy under the guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. The tax character of distributions paid during the year ended June 30, 2006 was $566,042 of net investment income and $15,290,172 of long-term capital gains. There were no distributions during the year ended June 30, 2005.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
SECURITY TRANSACTIONS -- Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of June 30, 2006:

--------------------------------------------------------------------------------
Cost of portfolio investments .................................  $ 151,302,248
                                                                 =============
Gross unrealized appreciation .................................  $  54,900,020
Gross unrealized depreciation .................................     (3,086,229)
                                                                 -------------
Net unrealized appreciation ...................................  $  51,813,791
Undistributed net investment income ...........................         50,513
Undistributed long-term gains .................................      1,142,039
Other temporary differences due to timing of
  cash distributions ..........................................     (1,192,085)
                                                                 -------------
Total distributable earnings ..................................  $  51,814,258
                                                                 =============
--------------------------------------------------------------------------------
During the year ended June 30, 2006, the Fund utilized $392,952 of capital loss carryforwards to offset current year realized gains.

2.   INVESTMENT TRANSACTIONS

During the year ended June 30, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, amounted to $63,971,874 and $96,203,295, respectively.

3.   TRANSACTIONS WITH AFFILIATES

The Fund's  investments are managed by Oak Value Capital  Management,
Inc. (the "Adviser") under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets.

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting services agent. Such trustees and officers receive no direct payments or fees from the Trust for serving as officers.

Under the terms of an Administration Agreement with the Trust, Ultimus provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
meetings of the Board of Trustees. For the performance of these services, the Fund pays Ultimus a fee at the annual rate of .10% of the average value of its daily net assets up to $50 million, .075% of such assets from $50 million to $200 million and .05% of such assets in excess of $200 million, provided, however, that the minimum fee is $2,000 per month. For the year ended June 30, 2006, Ultimus was paid $179,187 for administration fees.

Under the terms of a Transfer Agent and Shareholder Services Agreement with the Trust, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $16 per account, provided, however, that the minimum fee is $2,000 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. Accordingly, during the year ended June 30, 2006, Ultimus was paid $85,069 for transfer agent and shareholder services fees.

The Fund has entered into agreements with certain financial intermediaries to provide record keeping, processing, shareholder communications and other services to the Fund. These services would be provided by the Fund if the shares were held in accounts registered directly with the Fund's transfer agent.
Accordingly, the Fund pays a fee to such service providers in an amount equivalent to or less than the per account fee paid to the transfer agent. During the year ended June 30, 2006, the Fund paid $151,552 for such services. These fees are included as "Transfer agent and shareholder services fees" on the Statement of Operations.

Under the terms of a Fund Accounting Agreement with the Trust, Ultimus calculates the daily net asset value per share and maintains such books and records as are necessary to enable Ultimus to perform its duties. For these services, the Fund pays Ultimus a base fee of $2,000 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets up to $500 million and .005% of such assets in excess of $500 million. During the year ended June 30, 2006, the Fund paid Ultimus $47,297 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal Securities Laws to serve as the Chief Compliance Officer and to administer the Trust's compliance policies and procedures. For these services, the Fund pays Ultimus a base fee of $1,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets from $100 million to $500 million, .005% of such assets from $500 million to $1 billion and .0025% of such assets in excess of $1 billion. During the year ended June 30, 2006, Ultimus was paid $31,347 for such services. In addition, the Fund reimburses Ultimus for its reasonable out-of-pocket expenses relating to these compliance services.

4.   BANK LINE OF CREDIT

The Fund has an unsecured $25,000,000 bank line of credit. Borrowings under this arrangement bear interest at a rate per annum equal to Prime Rate minus 0.50%. During the year ended June 30, 2006, the Fund had no outstanding borrowings under the line of credit.

5.   CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OAK VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

6.   ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

OAK VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Trustees of the Oak Value Fund of the Oak Value Trust:

We have audited the accompanying statement of assets and liabilities of the Oak Value Fund (the "Fund"), a series of the Oak Value Trust, including the schedule of investments, as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Oak Value Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Cincinnati, Ohio
August 11, 2006

OAK VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not impose any sales charges. However, a redemption fee of 2% is applied on the sale of shares sold within 90 days of the date of purchase. The redemption fee does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios for the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------------
                                     Beginning          Ending
                                   Account Value     Account Value    Expenses Paid
                                  January 1, 2006    June 30, 2006    During Period*
--------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00           $999.60          $6.49
Based on Hypothetical 5% Return
  (before expenses)                  $1,000.00         $1,018.30          $6.56
--------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.31% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

OAK VALUE FUND
TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================
OFFICERS AND INTERESTED TRUSTEES. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its executive officers.

----------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                             TERM OF                                      PORTFOLIOS       OTHER
                           POSITION(S)     OFFICE; TERM                                     IN FUND    DIRECTORSHIPS1
                           HELD WITH        SERVED IN     PRINCIPAL OCCUPATION(S)           COMPLEX        HELD BY
NAME, ADDRESS, AND AGE       TRUST            OFFICE        DURING PAST 5 YEARS            OVERSEEN        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Larry D. Coats, Jr.*     Trustee and      Indefinite;     President, Chief Executive          1             None
3100 Tower Blvd.         President        Since:          Officer and Senior Portfolio
Suite 700                                 July 2003       Manager with Oak Value
Durham, NC 27707                                          Capital Management, Inc;
Age: 46                                                   Prior to July 2003 Executive
                                                          Vice President and Portfolio
                                                          Manager with Oak Value
                                                          Capital Management, Inc.
----------------------------------------------------------------------------------------------------------------------
Robert G. Dorsey         Vice President   Indefinite;     For more than the past five         1             None
225 Pictoria Drive                        Since:          years, Mr. Dorsey has been a
Suite 450                                 June 2003       Managing Director of Ultimus
Cincinnati, OH 45246                                      Fund Solutions, LLC and
Age: 49                                                   Ultimus Fund Distributors,
                                                          LLC, the Fund's principal
                                                          underwriter.
----------------------------------------------------------------------------------------------------------------------
Mark J. Seger            Treasurer,       Indefinite;     For more than the past five         1             None
225 Pictoria Drive       Chief            Since:          years, Mr. Seger has been a
Suite 450                Compliance       June 2003       Managing Director of Ultimus
Cincinnati, OH 45246     Officer                          Fund Solutions, LLC and
Age: 44                                                   Ultimus Fund Distributors, LLC.
----------------------------------------------------------------------------------------------------------------------
John F. Splain           Secretary        Indefinite;     For more than the past five         1             None
225 Pictoria Drive                        Since:          years, Mr. Splain has been a
Suite 450                                 June 2003       Managing Director of Ultimus
Cincinnati, OH 45246                                      Fund Solutions, LLC and
Age: 49                                                   Ultimus Fund Distributors, LLC.
----------------------------------------------------------------------------------------------------------------------

* Mr. Coats is an "interested person," as defined by the 1940 Act, because of his employment with Oak Value Capital Management, Inc., the investment adviser to the Trust.
1 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section  15(d) of the Exchange  Act.

OAK VALUE FUND
TRUSTEES AND OFFICERS (CONTINUED) (UNAUDITED)
================================================================================
INDEPENDENT TRUSTEES. The following table sets forth certain information about the Trust's Independent Trustees.

----------------------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                             TERM OF                                      PORTFOLIOS       OTHER
                           POSITION(S)     OFFICE; TERM                                     IN FUND    DIRECTORSHIPS1
                           HELD WITH        SERVED IN     PRINCIPAL OCCUPATION(S)           COMPLEX        HELD BY
NAME, ADDRESS, AND AGE       TRUST            OFFICE        DURING PAST 5 YEARS            OVERSEEN        TRUSTEE
----------------------------------------------------------------------------------------------------------------------
Joseph T. Jordan, Jr.    Chairman and     Indefinite;     For more than the past five         1         Director of
1816 Front Street        Trustee          Since:          years, Mr. Jordan has served                    Cardinal
Suite 320                                 May 1995        as the President of Practice                   State Bank
Durham, NC 27705                                          Management Services, Inc.
Age: 60                                                   (a medical practice
                                                          management firm).
----------------------------------------------------------------------------------------------------------------------
C. Russell Bryan         Trustee;         Indefinite;     For more than the past five         1             None
121 W. Trade Street      Chairman of      Since:          years, Mr. Bryan has been a
Suite 3000               Governance,      May 1995        Managing Director of
Charlotte, NC 28202      Nomination and                   Brookwood Associates, L.L.C.
Age: 46                  Compensation                     (an investment banking firm).
                         Committee
----------------------------------------------------------------------------------------------------------------------
John M. Day              Trustee;         Indefinite;     For more than the past five         1             None
5151 Glenwood Ave.       Chairman of      Since:          years, Mr. Day has been
Raleigh, NC 27612        Audit            May 1995        Managing Partner, Maynard
Age: 52                  Committee                        Capital Partners (an
                                                          investment firm).
----------------------------------------------------------------------------------------------------------------------
Charles T. Manatt, Esq.  Trustee          Indefinite;     Founder, Manatt, Phelps &           1         Director of
700 12th Street, N.W.                     Since:          Phillips, L.L.P. (a law firm);                   FedEx
Suite 1100                                February 2002   from 1999-2001, served as                     Corporation
Washington, DC 20005                                      U.S. Ambassador to the
Age: 70                                                   Dominican Republic.
----------------------------------------------------------------------------------------------------------------------

1 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

The Statement of Additional Information ("SAI") includes additional information about the Trust's Trustees and officers. To obtain a copy of the SAI, without charge, call (800) 622-2474.

OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-622-2474, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-622-2474, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-622-2474. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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











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

                         OAK VALUE FUND

                         INVESTMENT ADVISER
                         Oak Value Capital Management, Inc.
                         3100 Tower Boulevard, Suite 700
                         Durham, North Carolina 27707
                         1-800-680-4199
                         www.oakvaluefund.com

                         ADMINISTRATOR
                         Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                         Cincinnati, Ohio 45246

                         INDEPENDENT REGISTERED PUBLIC
                         ACCOUNTING FIRM
                         Deloitte & Touche LLP
                         250 East Fifth Street
                         Suite 1900
                         Cincinnati, Ohio 45202

                         CUSTODIAN
                         US Bank, N.A.
                         425 Walnut Street
                         Cincinnati, Ohio 45202

                         BOARD OF TRUSTEES
                         Joseph T. Jordan, Jr., Chairman
                         C. Russell Bryan
                         Larry D. Coats, Jr.
                         John M. Day
                         Charles T. Manatt

                         OFFICERS
                         Larry D. Coats, Jr., President
                         Robert G. Dorsey, Vice President
                         Mark J. Seger, Treasurer
                         John F. Splain, Secretary



  THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE OAK VALUE FUND. IT MAY NOT BE DISTRIBUTED TO PROSPECTIVE INVESTORS UNLESS IT IS PRECEDED OR ACCOMPANIED BY THE CURRENT FUND PROSPECTUS.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics was amended to subject all officers of the registrant (not just the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) to the provisions of the code of ethics. The registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joseph T. Jordan, Jr. Mr. Jordan is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $21,500 and $19,400 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,200 and $2,100 with respect to the registrant's fiscal years ended June 30, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended June 30, 2006 and 2005, aggregate non-audit fees of $2,200 and $2,100, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's governance, nomination and compensation committee will consider shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing and addressed to the committee at the registrant's offices. The committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto




Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Oak Value Trust
             -------------------------------------------------------------------



By (Signature and Title)*      /s/ Larry D. Coats, Jr.
                           -----------------------------------------------------
                             Larry D. Coats, Jr., President

Date     August 30, 2006
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*      /s/ Larry D. Coats, Jr.
                             ---------------------------------------------------
                             Larry D. Coats, Jr., President

Date     August 30, 2006
      ------------------------------------------



By (Signature and Title)*      /s/ Mark J. Seger
                             ---------------------------------------------------
                             Mark J. Seger, Treasurer

Date     August 30, 2006
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.